Details of the Statements of Profit or Loss and Other Comprehensive Income (Revenues) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details Of Statements Of Profit Or Loss And Other Comprehensive Income Schedule Of Costs And Depreciation Details
Revenues from the sale of solar electricity	€ 13,150	€ 11,632	€ 12,446
Revenues from the sale of gas and power produced by anaerobic digestion plants	303
Revenues from concessions project	183
Total Revenues	€ 13,636	€ 11,632	€ 12,446